OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund
(the “Fund”)

Supplement dated February 6, 2024 to the
Prospectus dated March 1, 2023, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2023, as supplemented.

Important Notice Regarding Sub-Advisers and Portfolio Managers

Effective immediately, Baillie Gifford Overseas Limited (“Baillie Gifford”) will no longer serve as sub-adviser to the Fund. Accordingly, all references and information with regard to Baillie Gifford with respect to the Fund, including Baillie Gifford’s portfolio managers for the Fund, are deleted.

Also effective immediately, Messrs. Neil Kansari and Teeja Boyce of Sands Capital Management LLC (“Sands Capital”) will no longer serve as portfolio managers of Sands Capital’s portion of the Fund. Accordingly, all references and information with regard to Messrs. Kansari and Boyce with respect to the Fund are deleted.

In addition, at a meeting held on January 22, 2024, the Board of the Corporation approved the appointment of Aikya Investment Management Limited (“Aikya”) as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph is added after the last paragraph under the section entitled “Old Westbury Large Cap Strategies Fund–Management of the Fund – Portfolio Managers and Sub-Advisers” on page 10 in the Prospectus:

Aikya Investment Management Limited (“Aikya”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Aikya’s portion of the Fund is managed by Messrs. Ashish Swarup, Rahul Desai, and Thomas Allen. Messrs. Ashish Swarup, Rahul Desai, and Thomas Allen have been portfolio managers of Aikya’s portion of the Fund since February 6, 2024.

•	The following paragraph is added as the first paragraph under the section entitled “WHO MANAGES THE FUNDS? – Sub-Advisers” on page 61 in the Prospectus:

Aikya Investment Management Limited (“Aikya”), located at Octagon Point, 5 Cheapside, London, England EC2V 6AA, is responsible for the day-to-day management of a portion of the Large Cap Strategies Fund’s portfolio subject to the oversight of the Adviser. As of December 31, 2023, Aikya’s assets under management totaled approximately $3.1 billion. Aikya’s fee is based on the assets that Aikya is responsible for managing. The fee Aikya receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

•	The following paragraphs are added at the end of the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Large Cap Strategies Fund” on page 64 in the Prospectus:

Mr. Ashish Swarup, Investment Analyst and Lead Portfolio Manager, has been with Aikya since March 2020. Prior thereto, he worked for Stewart Investors of London since 2014 and Fidelity Investments from 2004 to 2014. He graduated from the Indian Institute of Technology in 1997 and the Indian Institute of Management in 1999 and earned an MBA from INSEAD (France) in 2003.

Rahul Desai, Investment Analyst and Portfolio Manager, has been with Aikya since February 2020. Prior thereto, he worked for Fidelity Investments in London since 2008 and Boston Consulting Group from 2003 to 2006. He graduated from the National University of Singapore in 2002 and earned an MBA from the Harvard Business School in 2008.

Thomas Allen, Investment Analyst and Portfolio Manager, has been with Aikya since January 2020. Prior thereto, he worked for First State/Stewart Investors from 2012 to 2019. He graduated from University College London in 2011.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0224	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund
(the “Fund”)

Supplement dated February 6, 2024 to the
Statement of Additional Information dated March 1, 2023, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2023, as supplemented.

Important Notice Regarding Sub-Advisers and Portfolio Managers

Effective immediately, Baillie Gifford Overseas Limited (“Baillie Gifford”) will no longer serve as sub-adviser for the Fund. Accordingly, all references and information with regard to Baillie Gifford with respect to the Fund, including Baillie Gifford’s portfolio managers for the Fund, are deleted.

Also effective immediately, Messrs. Neil Kansari and Teeja Boyce of Sands Capital Management LLC (“Sands Capital”) will no longer serve as portfolio managers of Sands Capital’s portion of the Fund. Accordingly, all references and information with regard to Messrs. Kansari and Boyce with respect to the Fund are deleted.

In addition, at a meeting held on January 22, 2024, the Board of the Corporation approved the appointment of Aikya Investment Management Limited (“Aikya”) as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph is added to the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” :

The Adviser has also retained Aikya Investment Management Limited (“Aikya”) as a sub-adviser to the Large Cap Strategies Fund pursuant to sub-advisory agreements between the Adviser and Aikya, agreed to and accepted by the Corporation (the “Aikya Sub-Advisory Contracts”). Pursuant to the Aikya Sub-Advisory Contract, Aikya will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Large Cap Strategies Fund, respectively, and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the Aikya Sub-Advisory Contract, the Adviser pays Aikya from the advisory fees it receives from the Large Cap Strategies Fund. Aikya is 67.5% owned by the Aikya investment team and 32.5% owned by Pinnacle Investment Management Group Ltd., an ASX-listed company that provides middle and back office support to boutique investment management firms.

  The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

    The table under the heading “Other Accounts Managed by Portfolio Managers” is modified by adding the following under “Large Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Aikya*

Ashish Swarup	1	$172 million	3	$1,183 million	4	$1,606 million
Rahul Desai	0	0	0	0	0	0
Thomas Allen	0	0	0	0	0	0

* Information provided as of December 31, 2023

o	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” is modified by adding the following under “Large Cap Strategies Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Aikya *
Ashish Swarup	0	$0	1	$120 million**	0	$0
Rahul Desai	0	$0	0	$0	0	$0
Thomas Allen	0	$0	0	$0	0	$0

* Information provided as of December 31, 2023

**There is one $120 million mandate invested in one of the “other pooled vehicles” in the table above which utilizes a performance fee.

    The table under the heading “Ownership of Securities” is modified by adding the following under “Aikya”:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund	Short-Term Bond Fund
Ashish Swarup	None	None	None	None	None	None	None	None	None
Rahul Desai	None	None	None	None	None	None	None	None	None
Thomas Allen	None	None	None	None	None	None	None	None	None

* Information is as of December 31, 2023.

The following is added under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Compensation of Portfolio Managers”

Aikya. The investment team’s compensation arrangement is designed to promote teamwork and a joint sense of ownership of outcomes (rather than individualistic attributions) in keeping with Aikya’s investment process and is structured as follows:

•	Base salary which is determined by market benchmarks to attract and retain high caliber investment professionals; and
•	Bonus is available to all team members depending on the team’s performance and an individual’s contribution to the team, which is subjectively determined by the board.
•	67.5% of the equity in Aikya is owned by the investment team, with all individuals owning equity. Such broad ownership creates an owner-partner mindset, which strengthens employee retention and leads to sustainable outcomes for clients and the business.
•	PMs/Analysts are not remunerated on how many stock recommendations they get into the portfolio or how many of their stock calls they ‘get right’. Team members are not competing with one another for remuneration, position or prestige, which makes the team environment extremely collaborative.

Senior members of the investment team will periodically invite other members to participate in equity issuances based on their long-term contributions and future potential. The minimum holding period for these shares is 6 years and the equity is recycled back to the firm upon departure. This serves two purposes:

•	Clear incentive for existing equity partners to develop the next generation of potential partners as buyers of their equity on departure
•	Flexibility for the firm to attract new talent triggered by a key departure

The following is added under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Conflicts of Interest”

Aikya. Aikya has procedures to identify situations in which activities carried out by it could constitute conflicts of interest and that could lead to potential risks of damage to its client’s and investor’s interests. To identify them, Aikya considers the activities it is authorized to carry out as well as those carried out on its behalf by delegates, sub-delegates, external valuers or other counterparties and service providers. To identify the types of conflicts of interest that arise while providing its services, Aikya considers whether it, its managers, employees, other relevant person or a person directly or indirectly linked by way of control: (i) is likely to make a financial gain, or avoid a financial loss, at the expense of a client or investor; (ii) has an interest in the outcome of a service or an activity provided to the client or investors which differs from the client’s or investor’s interest in that outcome; (iii) has a financial or other incentive to favor a client or group of clients or investors, over the interests of another client or investor; (iv) carries out the same activities for the client and for another client; or (v) receives an inducement from a third party in the form of monies, goods or services other than the standard commission or fee for that service.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE